Valuation and Qualifying Accounts	12 Months Ended
Jan. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

For the fiscal years ended January 31,	Balance at beginning of year	Amounts charged to expense	Charges against the allowance	Foreign currency translation	Balance at end of year
Allowance for doubtful accounts:
2013	$15,712	$4,507	$(3,507)	$(701)	$16,011
2012	13,676	6,863	(4,156)	(671)	15,712
2011	13,686	4,361	(4,730)	359	13,676

	Balance at beginning of year	Amounts charged to expense	Charges against the allowance	Foreign currency translation	Balance at end of year
Deferred tax asset valuation allowance:
2013	$43,511	$48,477	$—	$(2,552)	$89,436
2012	24,735	20,853	—	(2,077)	43,511
2011	17,323	7,546	1	(135)	24,735

Schedules not listed above have been omitted because the information required to be described in the schedules is not applicable or is shown in the Company’s financial statements.